Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

16. Leases

Leases as a lessee

The Group has lease contracts for various items of office, plant and vehicles used in its operations. Leases of office and plant have lease terms between 3 and 18 years, while motor vehicles generally have lease terms of 3 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. For certain leases, the Group is restricted from entering into any sub‑lease agreements. There are several lease contracts that include extension and termination options, which are further discussed below.

The extension options representing the undiscounted potential future rental payments for the lease contracts which are not included in the lease liabilities for the VIA Group as on December 31, 2020 amount to TEUR 5,778 (2019: TEUR 5,421).

The Group also has certain leases of machinery with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the ‘short‑term lease’ and ‘lease of low‑value assets’ recognition exemptions for these leases.

The carrying amounts of right‑of‑use assets recognized and the movements during the period were as follows:

Right‑of‑use assets

		Factory, Office
		and Other
In EUR	Buildings	Equipment	Total
Balance at January 1, 2020	10,124,959	113,373	10,238,332
Depreciation charge for the year	(1,817,745)	(85,478)	(1,903,223)
Additions to right‑of‑use assets	824,613	103,802	928,414
Foreign currency effect	(202,521)	—	(202,521)
Balance at December 31, 2020	8,929,305	131,696	9,061,002

		Factory, Office
		and Other
In EUR	Buildings	Equipment	Total
Balance at January 1, 2019	11,725,800	100,010	11,825,810
Depreciation charge for the year	(1,805,706)	(63,590)	(1,869,296)
Additions to right‑of‑use assets		76,953	76,953
Foreign currency effect	204,865	0	204,865
Balance at December 31, 2019	10,124,959	113,373	10,238,332

The carrying amounts of lease liabilities (included under current and non‑current financial liabilities) and the movements during the period as well as the amounts recognized in profit or loss were as follows:

Lease Liability

In EUR	Lease Liability
Balance at January 1, 2020	(11,971,963)
Additions	(878,414)
Accretion of interest	(197,967)
Payments	3,627,998
Foreign currency effect	205,918
Balance at December 31, 2020	(9,214,428)
Current	(1,593,975)
Non‑current	(7,620,453)

In EUR	Lease Liability
Balance at January 1, 2019	(11,825,810)
Additions	(1,689,870)
Accretion of interest	(226,942)
Payments	1,975,029
Foreign currency effect	(204,370)
Balance at December 31, 2019	(11,971,963)
Current	(3,155,469)
Non‑current	(8,816,494)

Amounts recognized in profit or loss

In EUR	2020
2020—Leases under IFRS 16
Depreciation expense of right‑of‑use assets	1,903,223
Interest on lease liabilities	(197,967)
Expenses relating to short‑term leases	34,860
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	40,800
1,780,916

In EUR	2019
2019—Leases under IFRS 16
Depreciation expense of right‑of‑use assets	1,869,296
Interest on lease liabilities	(226,941)
Expenses relating to short‑term leases	4,018
Expenses relating to leases of low‑value assets, excluding short‑term leases of low‑value assets	46,506
1,692,879

The Group had total cash outflows for all leases of TEUR 3,704 in 2020 (2019: TEUR 2,026).